SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of Issued and paid-in share capital
	Ordinary Shares
	2023	2022
	Number of shares

Balance as of January 1	144,477,962	154,501,629
Own shares held by the Group	(2,729,597)	(16,906,795)
Share based compensation	4,413,644	6,883,128

Issued and paid-in share capital as of December 31	146,162,009	144,477,962

Authorized share capital	500,000,000	500,000,000